SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Estimated Useful Lives of Assets) (Details)	12 Months Ended
Dec. 31, 2020
Computers equipment [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Computers equipment [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Office furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Lab equipment [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	7 years
Lab equipment [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Leasehold improvements [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years	[1]
Leasehold improvements [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years	[1]

[1]	Leasehold improvements are depreciated over the lease period or the expected useful life of the improvements, whichever is shorter.